Equity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Equity (Details) [Line Items]
Minimum reserve percentage of after tax profit	10.00%
Percentage of registered capital	50.00%
Statutory reserve	$ 648,790	$ 513,459
Description of common stock, voting rights	Each Class A Ordinary Share is entitled to one (1) vote per share on all matters subject to vote at general meetings of our company. Each Class B Ordinary Share is entitled to ten (10) votes per share on all matters subject to vote at general meetings of our company.
Common Class A [Member]
Equity (Details) [Line Items]
Common stock, shares authorized	450,000,000	450,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Class B [Member]
Equity (Details) [Line Items]
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001